COMMITMENTS AND CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Fiscal year ending December 31, 2013	$139,000 (Cdn$138,295)
Fiscal year ending December 31, 2014	11,583 (Cdn$11,525)
$150,583 (Cdn$149,820)